Related Party Transactions (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions (Details) [Line Items]
Stock Repurchased During Period, Shares (in Shares)	200,000
Stock Issued During Period, Shares, New Issues (in Shares)				100,525	105,417
Family of CEO #1 [Member]
Related Party Transactions (Details) [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold			$ 200,000	$ 200,000
Family of CEO #2 [Member]
Related Party Transactions (Details) [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold			$ 110,000		$ 110,000
First Repurchase [Member]
Related Party Transactions (Details) [Line Items]
Stock Repurchased During Period, Shares (in Shares)		100,000
Share Price (in Dollars per share)	$ 55.9	$ 55.9
Payments for Repurchase of Equity		$ 5,590,000
Second Repurchase [Member]
Related Party Transactions (Details) [Line Items]
Stock Repurchased During Period, Shares (in Shares)		100,000
Share Price (in Dollars per share)	$ 8.2	$ 8.2
Payments for Repurchase of Equity	$ 820,000